Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Reconciliation of net income to adjusted EBITDA
A reconciliation of net income to Adjusted EBITDA for the six months ended June 30, 2025 and 2024 is as follows:

(in thousands of $)	2025	2024
Net income	43,718	101,725
Income tax expense	618	278
Income before income tax	44,336	102,003
Depreciation and amortization	24,844	26,256
Unrealized loss on oil and gas derivative instruments (note 7)	59,817	13,902
Other non-operating income, net (note 5)	(29,981)	—
Interest income	(14,522)	(18,582)
Losses/(gains) on derivative instruments, net (note 8)	10,638	(6,309)
Other financial items, net (note 8)	3,265	2,694
Net (income)/losses from equity method investments (note 13)	(10,287)	2,339
Sales-type lease receivable in excess of interest income (7)	2,081	—
Adjusted EBITDA	90,191	122,303

Segment reporting Information

	Six months ended June 30, 2025
(in thousands of $)	FLNG	Corporate and other (1)	Total Segment Reporting	Elimination (7)	Consolidated Reporting
Statement of Operations:
Liquefaction services revenue	112,200	—	112,200	—	112,200
Sales-type lease revenue	8,219	—	8,219	—	8,219
Vessel management fees and other revenues	4,381	12,499	16,880	—	16,880
Time and voyage charter revenues	—	876	876	—	876
Total operating revenues (note 5)	124,800	13,375	138,175	—	138,175
Vessel operating expenses (2)	(45,257)	(15,480)	(60,737)	—	(60,737)
Administrative expenses (3)	(648)	(15,411)	(16,059)	—	(16,059)
Project development expenses (4)	(6,513)	(2,575)	(9,088)	—	(9,088)
Realized gain on oil and gas derivative instruments, net (note 7)	37,447	—	37,447	—	37,447
Other operating loss (5) (6)	—	(1,628)	(1,628)	—	(1,628)
Sales-type lease receivable in excess of interest income (7)	2,081	—	2,081	(2,081)	—
Adjusted EBITDA	111,910	(21,719)	90,191	(2,081)	88,110

Net income from equity method investments (note 13)	—	10,287	10,287	—	10,287

Balance Sheet:	June 30, 2025
(in thousands of $)	FLNG	Corporate and other (1)	Total assets
Total assets	3,977,509	793,914	4,771,423
Equity method investments (note 13)	19,271	15,789	35,060

	Six months ended June 30, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Total
Statement of Operations:
Liquefaction services revenue	112,488	—	112,488
Vessel management fees and other revenues	—	10,830	10,830
Time and voyage charter revenues	—	6,330	6,330
Total operating revenues (note 5)	112,488	17,160	129,648
Vessel operating expenses (2)	(41,549)	(19,068)	(60,617)
Administrative expenses (3)	(437)	(12,490)	(12,927)
Project development expenses (4)	(2,385)	(1,953)	(4,338)
Realized gain on oil and gas derivative instruments, net (note 7)	70,537	—	70,537
Adjusted EBITDA	138,654	(16,351)	122,303

Net loss from equity method investments (note 13)	—	(2,339)	(2,339)

Balance Sheet:	December 31, 2024
(in thousands of $)	FLNG	Corporate and other (1)	Total assets
Total assets	3,623,417	744,260	4,367,677
Equity method investments (note 13)	—	43,665	43,665
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.
(2) Includes crew, repairs and maintenance, spares, stores and consumables and insurance costs.
(3) Includes employee compensation and benefits, audit and accounting fees, legal fees and other corporate costs, which are managed centrally under our “Corporate and other” segment.
(4) Includes costs incurred for early-stage development activities, feasibility studies, and business development efforts for projects not yet at FID stage. In May 2025, we entered into a Front-End Engineering Design (“FEED”) study agreement for the potential development of a Mark III FLNG unit.
(5) In March 2025, we completed the sale of our remaining LNG carrier, the Golar Arctic including its unused fuel onboard for a net consideration of $24.8 million resulting in a loss on disposal of $0.5 million recognized in “Other Operating loss” in the unaudited consolidated statement of operations.
(6) As of June 30, 2025, management evaluated the expected credit losses related to its shareholder loan to Higas Holdings Limited (“Higas”) (note 20). Based on our assessment of Higas’ financial condition and the continued uncertainty regarding Higas’ potential inclusion to Sardinia’s regulatory framework as of the reporting date, an allowance for credit losses of $1.1 million was recognized within “Other operating loss” in the unaudited consolidated statements of operations.
(7) Amounts recognized as revenue is analogous to the interest income component earned, while the principal amortization is treated as a reduction to the lease receivable balance presented in “Net investment in sales-type lease” in the unaudited consolidated balance sheet. Represents the lease receivable principal amortization component of the total amounts invoiced under the FLNG Gimi sales-type lease which commenced in June 2025. We included the total invoiced amounts comprising both interest income and principal repayment in our FLNG Adjusted EBITDA to reflect the total cash earnings and economic performance of the FLNG Gimi (note 5.2). This amount is eliminated from the unaudited consolidated statements of operations in accordance with U.S. GAAP.